Stock-Based Compensation - Schedule of Nonvested Performance-based Units Activity (Detail) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
ScheduleOfNonvestedPerformanceBasedUnitsActivity [Line Items]
Number of Options , Granted		11,669,107
Performance Based Restricted Stock Units [Member]
ScheduleOfNonvestedPerformanceBasedUnitsActivity [Line Items]
Number of shares, Beginning balance	1,777,183
Number of Options , Granted	4,748,063	1,789,552
Number of shares, Vested	(593,971)
Number of shares, Forfeited	(823,880)
Number of shares, Ending balance	5,107,395	1,777,183
Number of shares, Vested but unissued	593,971
Weighted– Average Grant Date Fair Value Per Share, Beginning balance	$ 7.33
weighted-average grant date fair value of options granted	6.98
Weighted–Average Grant Date Fair Value Per Share, Vested	6.93
weighted-average grant date fair value of options forfeited	6.71
Weighted– Average Grant Date Fair Value Per Share, Ending balance	6.71	$ 7.33
Weighted- Average Grant Date Fair Value Per Share, Vested but unissued	$ 6.93
Performance Based Restricted Stock Units [Member] | Previously Reported [Member]
ScheduleOfNonvestedPerformanceBasedUnitsActivity [Line Items]
Number of shares, Beginning balance		1,511,191
Number of shares, Ending balance
Weighted– Average Grant Date Fair Value Per Share, Beginning balance		$ 8.62
Weighted– Average Grant Date Fair Value Per Share, Ending balance
Performance Based Restricted Stock Units [Member] | Revision of Prior Period, Adjustment [Member]
ScheduleOfNonvestedPerformanceBasedUnitsActivity [Line Items]
Number of shares, Beginning balance		265,992
Number of shares, Ending balance
Weighted– Average Grant Date Fair Value Per Share, Beginning balance		$ 1.29
Weighted– Average Grant Date Fair Value Per Share, Ending balance